SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2025

Description	Par Value	Fair Value
ASSET-BACKED SECURITIES — 99.6%
BERMUDA — 0.8%
New Mountain Guardian IV Income Rated Feeder II, Ser 2024-1A, Cl A 7.073%, TSFR3M + 2.750% 04/05/37 (A)(B)	$1,660,000	$1,667,178
New Mountain Guardian IV Income Rated Feeder II, Ser 2024-1A, Cl C 10.323%, TSFR3M + 6.000% 04/05/37 (A)(B)	1,660,000	1,661,673
New Mountain Guardian IV Income Rated Feeder II, Ser 2024-1A, Cl D 12.723%, TSFR3M + 8.400% 04/05/37 (A)(B)	4,980,000	4,957,122
New Mountain Guardian IV Income Rated Feeder II, Ser 2024-1A, Cl E 12.823%, TSFR3M + 8.500% 04/05/37 (A)(B)	5,810,000	5,669,816
		13,955,789
CAYMAN ISLANDS — 27.3%
Abry Liquid Credit CLO, Ser 2025-1A, Cl C 6.050%, TSFR3M + 2.100% 10/20/38 (A)(B)	3,750,000	3,762,229
Abry Liquid Credit CLO, Ser 2025-1A, Cl D 7.200%, TSFR3M + 3.250% 10/20/38 (A)(B)	3,750,000	3,762,180
Abry Liquid Credit CLO, Ser 2025-1A, Cl E 9.950%, TSFR3M + 6.000% 10/20/38 (A)(B)	3,750,000	3,750,000
Apex Credit CLO, Ser 2024-1A, Cl CRR 6.534%, TSFR3M + 2.650% 04/20/35 (A)(B)	3,000,000	2,997,696
Apex Credit CLO, Ser 2024-1A, Cl D1RR 7.734%, TSFR3M + 3.850% 07/18/37 (A)(B)	4,000,000	3,885,604
Apex Credit CLO, Ser 2024-2A, Cl D1 7.608%, TSFR3M + 3.750% 07/25/37 (A)(B)	4,500,000	4,520,223
Apex Credit CLO, Ser 2025-12A, Cl D1 7.634%, TSFR3M + 3.750% 04/20/38 (A)(B)	8,500,000	8,511,704
Apex Credit CLO, Ser 2025-2A, Cl DR 7.620%, TSFR3M + 3.500% 10/20/38 (A)(B)	8,500,000	8,512,197
Ares XXXIV CLO, Ser 2015-2A, Cl SUB 07/17/38 (B)(C)(E)	25,833,123	18,599,849
Ares XXXIX CLO, Ser 2016-39A, Cl SUB 04/18/31 (B)(C)(E)	52,860,000	18,326,562
Atlas Senior Loan Fund, Ser 2025-26A, Cl B 5.768%, TSFR3M + 1.900% 10/22/38 (A)(B)	3,750,000	3,761,734
Atlas Senior Loan Fund VII, Ser 2018-7A, Cl ER 10.860%, TSFR3M + 6.662% 11/27/31 (A)(B)	1,000,000	990,339
Atlas Senior Loan Fund XXV, Ser 2025-25A, Cl D1 8.002%, TSFR3M + 3.680% 07/20/38 (A)(B)	10,800,000	10,812,431
Barings CLO 2019-III, Ser 2024-3A, Cl D2RR 7.984%, TSFR3M + 4.100% 01/20/36 (A)(B)	1,750,000	1,746,806
Battalion CLO VIII, Ser 2015-8A, Cl SUB 07/18/30 (B)(C)(E)	23,307,000	2,810,824
Battalion CLO X, Ser 2016-10A, Cl SUB 01/25/35 (B)(C)(E)	25,270,000	7,581,000
Battalion CLO X, Ser 2021-10A, Cl CR2 7.577%, TSFR3M + 3.712% 01/25/35 (A)(B)	1,725,000	1,721,978
Battalion Clo XVI, Ser 2024-16A, Cl CR2 6.326%, TSFR3M + 2.000% 01/20/38 (A)(B)	2,063,000	2,067,140
Battalion Clo XVI, Ser 2024-16A, Cl ER2 11.416%, TSFR3M + 7.090% 01/20/38 (A)(B)	5,575,000	5,556,051
Battalion CLO XX, Ser 2025-20A, Cl ER 10.568%, TSFR3M + 6.250% 04/15/38 (A)(B)	4,125,000	4,134,364
Battalion CLO XXIV, Ser 2022-24A, Cl ER 11.120%, 07/14/36	7,375,000	7,364,756
Battalion CLO XXVIII, Ser 2025-28A, Cl D2 7.834%, TSFR3M + 3.950% 01/20/38 (A)(B)	3,700,000	3,702,509
Battalion CLO XXVIII, Ser 2025-28A, Cl Z 0.254%, 01/20/38 (B)	174,451	258,187
Battery Park CLO, Ser 2024-1A, Cl E 11.155%, TSFR3M + 7.250% 07/15/36 (A)(B)	2,300,000	2,306,435
Benefit Street Partners CLO II, Ser 2013-III, Cl SUB 07/15/29 (C)(D)(E)	10,450,000	303,050

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2025

Description	Par Value	Fair Value
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB 07/20/29 (B)(C)(D)(E)	$21,904,000	$545,410
Benefit Street Partners CLO IV 07/20/26 (B)(C)(E)	47,166,000	21,696,360
Benefit Street Partners CLO IX, Ser 2024-9A, Cl FR2 11.884%, TSFR3M + 8.000% 10/20/37 (A)(B)	250,000	235,136
Benefit Street Partners CLO V-B, Ser 2024-5BA, Cl FR 12.126%, TSFR3M + 7.800% 07/20/37 (A)(B)	300,000	300,137
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB 04/20/34 (B)(C)(E)	48,482,000	26,553,591
Brigade Debt Funding II, Ser 2018-2A, Cl SUB 10/25/35 (B)(C)(E)	22,156,000	13,758,876
Brightwood Capital MM CLO, Ser 2025-1A, Cl C1 6.905%, TSFR3M + 3.000% 04/15/36 (A)(B)	2,400,000	2,411,050
CQS US CLO, Ser 2025-4A, Cl D1 7.772%, TSFR3M + 3.500% 07/20/36 (A)(B)	11,365,000	11,390,503
Elevation CLO, Ser 2014-2A, Cl SUB 10/15/29 (B)(C)(E)	14,400,000	144
Elevation CLO, Ser 2017-2A, Cl FR 13.204%, TSFR3M + 8.902% 10/15/29 (A)(B)(D)	5,985,000	29,925
Elevation CLO, Ser 2018-10A, Cl SUB 10/20/31 (B)(C)(E)	40,850,000	3,821,518
Elevation CLO, Ser 2024-12A, Cl C1R 6.684%, TSFR3M + 2.800% 04/20/37 (A)(B)	5,000,000	5,013,150
Elevation CLO, Ser 2025-1A, Cl D1R3 7.570%, TSFR3M + 3.350% 07/25/38 (A)(B)	7,500,000	7,511,077
Ivy Hill Middle Market Credit Fund IX, Ser 2025-9A, Cl ER3 10.615%, TSFR3M + 6.500% 07/23/37 (A)(B)	2,000,000	2,000,000
Ivy Hill Middle Market Credit Fund VII, Ser 2024-7A, Cl ER3 11.255%, TSFR3M + 7.350% 10/15/36 (A)(B)	6,000,000	5,909,304
Jefferies Credit Partners Direct Lending CLO, Ser 2024-1A, Cl E 12.108%, TSFR3M + 8.250% 07/25/36 (A)(B)	4,250,000	4,146,478
Jefferies Credit Partners Direct Lending CLO, Ser 2025-2A, Cl D1 8.334%, TSFR3M + 4.450% 01/20/37 (A)(B)	3,750,000	3,762,176
LCM 31 CLO, Ser 2020-31A, Cl INC 01/20/32 (C)(E)	5,187,000	1,252,661
LCM 31 CLO, Ser 2024-31A, Cl ER 11.134%, TSFR3M + 7.250% 07/20/34 (A)(B)	3,250,000	2,995,811
LCM 32 CLO, Ser 2021-32A, Cl INC 07/20/34 (B)(C)(E)	17,210,000	5,424,093
LCM 32 CLO, Ser 2021-33A, Cl SUB 07/20/34 (C)(E)	1,043,735	261,425
LCM 33 CLO, Ser 2021-33A, Cl INC 07/20/34 (C)(E)	21,240,000	3,971,158
LCM 41 CLO, Ser 2024-41A, Cl INC 04/15/36 (B)(C)(E)	5,000,000	2,850,000
MCF CLO IX, Ser 2019-1A, Cl ER 12.382%, 04/17/36	2,000,000	2,010,288
MidOcean Credit CLO XVI, Ser 2024-16A, Cl SUB 10/20/37 (B)(C)(E)	5,500,000	3,937,615
MidOcean Credit CLO XVIII, Ser 2025-18A, Cl SUB 10/18/35 (B)(C)(E)	19,129,500	15,303,600
Mountain View CLO, Ser 2017-1A, Cl ER 11.873%, TSFR3M + 7.962% 10/12/30 (A)(B)	10,000,000	6,406,520
Mountain View CLO, Ser 2024-1A, Cl CR2 6.262%, TSFR3M + 2.350% 04/14/33 (A)(B)	3,400,000	3,408,898
Mountain View CLO XV, Ser 2024-2A, Cl CR 6.805%, TSFR3M + 2.900% 07/15/37 (A)(B)	3,750,000	3,776,674
Mountain View CLO XVII, Ser 2025-1A, Cl D1R 7.267%, TSFR3M + 3.300% 10/15/38 (A)(B)	3,125,000	3,125,000
Mountain View CLO XVIII, Ser 2024-1A, Cl D1 7.544%, TSFR3M + 3.650% 10/16/37 (A)(B)	5,600,000	5,613,821

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2025

Description	Par Value	Fair Value
Mountain View CLO XVIII, Ser 2024-1A, Cl E 11.484%, TSFR3M + 7.590% 10/16/37 (A)(B)	$3,675,000	$3,702,504
Navesink CLO 1, Ser 2025-1A, Cl D1R 7.758%, TSFR3M + 3.900% 07/25/33 (A)(B)	3,000,000	3,019,302
Navesink CLO 2, Ser 2024-2A, Cl D1 8.755%, TSFR3M + 4.850% 04/15/36 (A)(B)	6,000,000	6,003,372
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl INC 10/19/31 (B)(C)(E)	27,435,000	12,735,327
Neuberger Berman Loan Advisers CLO 30, Ser 2019-30A, Cl INC 01/20/31 (B)(C)(E)	4,889,000	2,615,615
Ocean Trails CLO 8, Ser 2024-8A, Cl ERR 11.405%, TSFR3M + 7.500% 07/15/34 (A)(B)	4,500,000	4,482,599
Ocean Trails CLO IX, Ser 2025-9A, Cl D1RA 7.055%, TSFR3M + 3.150% 01/15/38 (A)(B)	3,750,000	3,730,781
Polus US CLO II, Ser 2025-2A, Cl D1 7.384%, TSFR3M + 3.500% 07/20/38 (A)(B)	9,375,000	9,437,578
Rad CLO 15, Ser 2025-15A, Cl DR 10.384%, TSFR3M + 6.500% 07/20/40 (A)(B)	7,000,000	6,994,204
Rad CLO 18, Ser 2025-18A, Cl ER 10.405%, TSFR3M + 6.500% 07/15/37 (A)(B)	4,500,000	4,482,450
Romark CLO - IV, Ser 2025-4A, Cl C1R 0.000%, TSFR3M + 3.150% 07/10/34 (A)(B)	3,125,000	3,125,000
Saratoga Investment Senior Loan Fund, Ser 2025-1A, Cl CR 6.354%, TSFR3M + 2.400% 10/20/37 (A)(B)	3,750,000	3,762,229
Sculptor CLO XXX, Ser 2025-30A, Cl D1R 7.484%, TSFR3M + 3.600% 07/20/38 (A)(B)	9,500,000	9,515,162
TCP Whitney CLO, Ser 2025-1A, Cl D2R2 9.121%, TSFR3M + 5.200% 11/20/37 (A)(B)	3,562,500	3,579,526
TCW CLO, Cl D1R 7.370%, 10/24/38	8,400,000	8,427,283
TCW CLO, Ser 2024-1A, Cl ER3 11.789%, TSFR3M + 7.470% 10/25/35 (A)(B)	9,333,000	9,305,337
TCW CLO, Ser 2025-1A, Cl D1R3 8.014%, TSFR3M + 3.700% 10/29/34 (A)(B)	8,500,000	8,463,263
TCW CLO, Ser 2025-2A, Cl DJR 8.470%, TSFR3M + 4.200% 10/24/38 (A)(B)	1,500,000	1,504,872
TCW CLO, Ser 2025-2A, Cl ER 11.020%, TSFR3M + 6.750% 10/24/38 (A)(B)	4,150,000	4,150,000
THL Credit Wind River CLO, Ser 2017-2A, Cl E1R 11.341%, TSFR3M + 7.012% 10/18/30 (A)(B)	1,250,000	1,245,353
Venture 35 CLO, Ser 2018-35A, Cl D 7.619%, TSFR3M + 3.762% 10/22/31 (A)(B)	3,135,000	3,083,109
Venture XXVI CLO, Ser 2017-26A, Cl SUB 01/20/29 (B)(C)(E)	10,526,000	1,053
Voya CLO, Ser 2015-3A, Cl SUB 10/20/31 (B)(C)(E)	56,700,000	5,285,007
Voya CLO, Ser 2017-1A, Cl D 10.684%, TSFR3M + 6.362% 04/17/30 (A)(B)	2,600,000	2,572,892
Voya CLO, Ser 2018-2A, Cl DR 9.720%, TSFR3M + 5.862% 04/25/31 (A)(B)	2,787,500	2,743,413
Voya CLO, Ser 2018-4A, Cl DR 10.123%, TSFR3M + 6.212% 07/14/31 (A)(B)	1,098,000	1,090,861
Voya CLO, Ser 2025-4A, Cl SUB 10/15/38 (B)(C)(E)	39,971,250	36,009,300
Wind River CLO, Ser 2025-3A, Cl ER 10.576%, TSFR3M + 6.250% 04/20/38 (A)(B)	8,812,500	8,832,346
		471,067,985
IRELAND — 0.0%
ICE Global Credit CLO, Ser 2013-1A, Cl INC 04/20/24 (B)(C)(E)	12,500,000	1,250

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2025

Description	Par Value	Fair Value
JERSEY — 2.5%
Atlas Senior Loan Fund XX, Ser 2024-20A, Cl D1R 7.734%, TSFR3M + 3.850% 10/19/37 (A)(B)	$2,500,000	$2,510,722
Atlas Senior Loan Fund XXIII, Ser 2024-23A, Cl C 6.284%, TSFR3M + 2.400% 07/20/37 (A)(B)	4,000,000	4,001,104
Benefit Street Partners CLO XXXI, Ser 2025-31A, Cl ER 11.028%, TSFR3M + 7.170% 04/25/38 (A)(B)	5,000,000	5,106,210
Fortress Credit BSL XVIII, Ser 2025-1A, Cl D1R 7.760%, TSFR3M + 3.900% 04/23/36 (A)(B)	9,375,000	9,357,844
Ivy Hill Middle Market Credit Fund XX, Ser 2025-20A, Cl ER 11.384%, TSFR3M + 7.500% 07/19/37 (A)(B)	6,000,000	5,953,566
LCM 39 CLO, Ser 2024-39A, Cl ER 10.905%, TSFR3M + 7.000% 10/15/34 (A)(B)	2,990,000	2,992,981
LCM 40 CLO, Ser 2024-40A, Cl D1R 7.655%, TSFR3M + 3.750% 01/15/38 (A)(B)	3,000,000	3,019,290
NGC, Ser 2024-1A, Cl D1 8.084%, TSFR3M + 4.200% 07/20/37 (A)(B)	2,500,000	2,510,100
Saranac CLO VII, Ser 2017-2A, Cl ER 11.185%, TSFR3M + 6.982% 11/20/29 (A)(B)	8,246,672	1,026,521
Venture 45 CLO, Ser 2025-45A, Cl BR 5.784%, TSFR3M + 1.900% 07/20/35 (A)(B)	3,750,000	3,757,208
Venture 48 CLO, Ser 2023-48A, Cl C1 7.684%, TSFR3M + 3.800% 10/20/36 (A)(B)	2,631,579	2,630,568
		42,866,114
UNITED STATES — 69.0%
Apex Credit CLO, Ser 2018-2A, Cl E 10.676%, TSFR3M + 6.792% 10/20/31 (A)(B)	14,300,000	11,950,353
Apex Credit CLO, Ser 2018-2A, Cl F 13.126%, TSFR3M + 9.242% 10/20/31 (A)(B)	7,859,563	4,192,094
Apex Credit CLO, Ser 2021-1A, Cl E 11.851%, 07/18/34	2,000,000	1,903,188
Battalion CLO Warehouse Note (C)(E)	5,250,000	5,343,450
Battalion CLO XI, Ser 2017-11A, Cl SUB 04/24/34 (B)(C)(E)	38,324,300	6,898,374
Battalion CLO XII, Ser 2018-12A, Cl SUB 05/17/31 (B)(C)(E)	46,533,517	4,188,017
Battalion CLO XIV, Ser 2019-14A, Cl SUB 04/20/32 (C)(E)	47,870,000	14,361,000
Battalion CLO XVI, Ser 2019-16A, Cl SUB 01/20/38 (B)(C)(E)	45,360,964	15,830,976
Battalion CLO XX, Ser 2021-20A 07/15/34 (C)(E)	55,843,922	15,552,532
Battalion CLO XXIV, Ser 2022-24A, Cl SUB 01/14/34 (B)(C)(E)	52,935,000	24,191,295
Battalion CLO XXIX, Ser 2025-29A, Cl SUB 03/31/38 (B)(C)(E)	15,442,000	13,666,170
Battalion CLO XXVIII, Ser 2025-28A, Cl SUB 01/20/38 (B)(C)(E)	14,758,560	13,135,118
Benefit Street Partners CLO (C)(E)	38,967,726	31,953,535
Benefit Street Partners CLO, Ser 2018-5BA, Cl SUB 04/20/31 (C)(E)	65,156,000	24,327,947
Benefit Street Partners CLO 42, Ser 2025-42A, Cl SUB 10/25/38 (B)(C)(E)	42,750,000	38,047,500
Benefit Street Partners CLO II, Ser 2013-IIA, Cl SUB 07/15/29 (B)(C)(D)(E)	23,450,000	680,050
Benefit Street Partners CLO IV, Ser 2014-IVA, Cl SUBG 10/20/38 (B)(C)(E)	17,889,000	8,586,720
Benefit Street Partners CLO IX 07/20/25 (B)(C)(E)	16,422,249	14,940,963

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2025

Description	Par Value	Fair Value
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB 10/18/29 (B)(C)(E)	$85,060,794	$35,087,578
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB 07/18/27 (C)(D)(E)	36,750,000	1,212,750
Benefit Street Partners CLO VIII, Ser 2015-8A, Cl SUB 01/20/31 (C)(D)(E)	36,680,000	1,357,160
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB 10/15/30 (B)(C)(E)	19,342,962	16,591,619
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB 10/20/37 (B)(C)(E)	97,351,000	32,418,857
Benefit Street Partners CLO XV, Ser 2018-15A, Cl SUB 07/18/31 (B)(C)(E)	9,794,892	5,044,369
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB 10/15/38 (B)(C)(E)	43,816,000	27,144,012
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB 10/15/38 (B)(C)(E)	41,990,000	33,172,100
Benefit Street Partners CLO XXIII, Ser 2021-23A, Cl SUB 04/25/34 (C)(E)	24,000,000	16,728,000
Benefit Street Partners Warehouse Note (C)(E)	10,000,000	10,000,000
Brigade Debt Funding I, Ser 2018-1A, Cl SUB 04/25/36 (C)(E)	55,000,000	32,065,000
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB 01/15/26 (B)(C)(E)	42,982,000	429,820
Cathedral Lake V, Ser 2018-5A, Cl SUB 10/21/30 (B)(C)(E)	30,838,000	3,084
Elevation CLO, Ser 2018-10A, Cl E 10.436%, TSFR3M + 6.552% 10/20/31 (A)(B)	19,000,000	17,568,236
Elevation CLO, Ser 2018-8A, Cl F 11.980%, TSFR3M + 8.122% 10/25/30 (A)(B)	6,871,346	1,149,824
First Eagle Berkeley Fund CLO, Ser 2016-1A, Cl SUB 10/25/28 (B)(C)(E)	32,718,000	2,947,892
Great Lakes CLO, Ser 2015-1A, Cl SUB 01/16/30 (B)(C)(E)	24,580,042	6,194,171
Great Lakes CLO VI, Ser 2025-6A, Cl CR 7.305%, TSFR3M + 3.400% 07/15/37 (A)(B)	15,702,000	15,661,960
Ivy Hill IV Warehouse Note (C)(E)	85,000,000	71,825,000
Ivy Hill Middle Market Credit Fund, Ser 2013-7A, Cl SUB 10/15/36 (B)(C)(E)	32,958,849	14,254,702
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB 04/20/37 (B)(C)(E)	21,894,837	16,640,076
Ivy Hill Middle Market Credit Fund XXII, Ser 2024-22A, Cl SUB 04/20/36 (B)(C)(E)	7,000,000	5,810,000
Jefferies Credit Partners Direct Lending CLO, Ser 2024-1A, Cl SUB 07/25/36 (B)(C)(E)	6,800,000	5,780,000
Lake Shore CLO, Ser 2019-1A, Cl ER 13.549%, 04/15/33	14,550,000	14,522,471
MCF CLO VIII, Ser 2018-1A, Cl SUB 04/18/36 (B)(C)(E)	27,710,000	17,844,686
Neuberger Berman CLO 32R, Ser 2025-32RA, Cl SUB 07/20/39 (B)(C)(E)	23,110,000	19,426,266
Neuberger Berman CLO XV, Ser 2013-15A, Cl SUB 10/15/29 (B)(C)(E)	19,868,600	596,058
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB 10/17/30 (B)(C)(E)	56,950,000	17,085,000
Neuberger Berman Loan Advisers CLO 24, Ser 2017-24A, Cl INC 04/19/30 (B)(C)(E)	24,004,059	7,688,260
Neuberger Berman Loan Advisers CLO 25, Ser 2017-25A, Cl INC 10/18/29 (B)(C)(E)	25,100,000	8,910,500
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl INC 07/15/38 (B)(C)(E)	18,860,000	6,129,500

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2025

Description	Par Value	Fair Value
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl SUBN 0.072%, 07/15/38 (A)(B)	$295,867	$55,765
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl INC 01/19/32 (B)(C)(E)	18,300,000	2,379,000
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl INC 04/20/33 (B)(C)(E)	8,625,000	1,380,000
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl SPIN 0.114%, 04/20/33 (A)(B)	111,146	32,385
Neuberger Berman Loan Advisers CLO 36R, Ser 2025-36RA, Cl SUB 07/20/39 (B)(C)(E)	15,975,000	14,137,875
Neuberger Berman Loan Advisors CLO 39, Ser 2020-39A, Cl SUB 01/20/32 (C)(E)	15,147,625	7,559,234
Neuberger Berman Loan Advisors CLO 41, Ser 2021-41A, Cl SUB 04/15/34 (C)(E)	8,865,375	4,466,840
Neuberger Berman Loan Advisors CLO 43, Ser 2021-43, Cl SUB 07/17/35 (C)(E)	13,119,000	7,744,539
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB 04/20/30 (B)(C)(E)	50,029,000	8,428,953
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl CN 7.726%, TSFR3M + 3.842% 04/20/30 (A)(B)	5,700,000	5,661,593
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN 11.526%, TSFR3M + 7.642% 04/20/30 (A)(B)	10,350,000	9,849,557
OCP CLO, Ser 2017-13A, Cl SUB 11/26/37 (B)(C)(E)	16,465,458	5,181,680
OCP CLO, Ser 2017-14A, Cl SUB 07/20/37 (B)(C)(E)	20,592,000	7,441,743
OCP CLO, Ser 2019-16 01/20/32 (B)(C)(E)	6,250	2,154,885
OCP CLO, Ser 2019-16A, Cl SUB 04/10/32 (B)(C)(E)	9,000,000	3,103,035
OCP CLO, Ser 2019-17A, Cl SUB 07/20/37 (B)(C)(E)	21,710,000	10,855,000
OCP CLO, Ser 2020-19A, Cl SUB 04/20/38 (B)(C)(E)	11,592,000	8,462,160
OCP CLO, Ser 2021-21A, Cl SUB 07/20/34 (C)(E)	31,177,625	19,026,457
OCP CLO, Ser 2024-33A, Cl SUB 07/20/37 (B)(C)(E)	15,000,000	10,374,000
OCP CLO, Ser 2024-38A, Cl SUB 01/21/38 (B)(C)(E)	13,000,000	10,400,000
OCP CLO, Ser 2025-43A, Cl SUB 07/20/38 (B)(C)(E)	30,000,000	26,334,000
Onex CLO Warehouse Note (C)(E)	22,000,000	22,000,000
Orion CLO, Ser 2025-5A, Cl SUB 07/20/25 (B)(C)(E)	10,000,000	6,610,000
Rad CLO 15, Ser 2021-15A, Cl SUB 07/20/40 (B)(C)(E)	18,040,000	8,839,600
Rad CLO 18, Ser 2023-18A, Cl SUB 07/15/37 (B)(C)(E)	17,468,500	13,974,800
Sculptor CLO XXXII, Ser 2024-32A, Cl SUB 04/30/37 (B)(C)(E)	5,000,000	2,900,000
Sculptor CLO XXXIV, Ser 2024-34A, Cl SUB 01/20/38 (B)(C)(E)	4,000,000	2,990,800
Shackleton CLO, Ser 2019-15A, Cl SUB 01/15/32 (B)(C)(E)	10,000,000	4,980,700
TCW CLO, Ser 2017-1A, Cl SUB 10/29/34 (B)(C)(E)	36,999,000	12,024,675
TCW CLO, Ser 2018-1A, Cl SUB 10/25/35 (B)(C)(E)	50,625,000	13,415,625
TCW CLO, Ser 2019-2A, Cl SUB 01/20/38 (B)(C)(E)	44,026,000	21,792,870

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2025

Description	Par Value/Shares	Fair Value
TCW CLO, Ser 2020-1A 11.337%, 04/20/34	$9,600,000	$9,420,154
TCW CLO, Ser 2020-1A, Cl SUB 04/20/34 (C)(E)	41,625,000	16,858,125
TCW CLO, Ser 2021-1A, Cl ERR 11.356%, TSFR3M + 7.042% 10/29/34 (A)(B)	7,950,000	7,827,324
TCW CLO, Ser 2021-2A, Cl INC 10/24/38 (B)(C)(E)	15,273,333	6,109,333
Telos CLO, Ser 2018-5A, Cl ER 11.101%, TSFR3M + 6.822% 04/17/28 (A)(B)(D)	14,636,943	219,554
Venture 28 CLO, Ser 2017-28AA, Cl SUB 10/20/34 (B)(C)(E)	38,760,000	6,976,800
Venture 35 CLO, Ser 2018-35A, Cl SUB 10/22/31 (B)(C)(E)	26,039,000	1,301,950
Venture 45 CLO, Ser 2022-45A, Cl E 11.584%, TSFR3M + 7.700% 07/20/35 (A)(B)	2,000,000	1,763,726
Venture XXVIII CLO, Ser 2017-28A, Cl SUB 07/20/30 (B)(C)(E)	21,122,000	211,220
Voya CLO, Ser 2018-3A, Cl ER 12.646%, TSFR3M + 8.762% 10/20/31 (A)(B)	18,400,000	12,193,717
Voya CLO, Ser 2019-1A, Cl SUB 10/15/37 (B)(C)(E)	14,644,000	3,551,170
Voya CLO, Ser 2020-2A, Cl SUB 01/20/38 (B)(C)(E)	43,071,500	29,503,977
Voya CLO, Ser 2021-2A 10/20/34 (C)(E)	34,577,400	14,648,370
Voya CLO, Ser 2021-3A, Cl SUB 04/15/38 (B)(C)(E)	43,355,200	22,978,256
Voya CLO, Ser 2024-2A, Cl SUB 07/20/37 (B)(C)(E)	23,250,000	18,405,165
Voya CLO, Ser 2024-6A, Cl SUB 01/20/38 (B)(C)(E)	25,000,000	20,875,000
Wellfleet CLO, Ser 2024-1A, Cl SUB 07/18/37 (B)(C)(E)	12,300,000	8,104,470
Wellfleet CLO, Ser 2025-2A, Cl SUB 02/25/38 (B)(C)(E)	5,500,000	4,125,000
Wind River CLO, Ser 2021-3A, Cl SUB 07/20/33 (C)(E)	50,437,000	19,009,705
		1,189,679,020

Total Asset-Backed Securities (Cost $1,098,075,093)		1,717,570,158

CASH EQUIVALENT (F) (G) — 5.7%
UNITED STATES — 5.7%
SEI Daily Income Trust Government Fund, Cl Institutional, 3.956%	98,386,816	98,386,816

Total Cash Equivalent (Cost $98,386,816)		98,386,816

Total Investments — 105.3%
(Cost $1,196,461,909)		$1,815,956,974

Percentages based on Limited Partners' Capital of $1,724,417,272.

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2025

Transactions with affiliated funds during the period ended September 30, 2025 are as follows:

Value of Shares Held as of 12/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Value of Shares Held as of 9/30/2025	Dividend Income
$21,741,927	$745,192,670	($668,547,781)	$—	$98,386,816	$2,200,507

Cl — Class

CLO — Collateralized Loan Obligation

ICE — Intercontinental Exchange

Ser — Series

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At September 30, 2025, the market value of Rule 144A positions amounted to $1,332,094,078 or 77.3% of Limited Partners' Capital.

(C)	Securities considered illiquid. The total value of such securities as of September 30, 2025 was $1,279,440,556 and represented 74.2% of Limited Partners' Capital.

(D)	Securities fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of September 30, 2025 was $4,347,899 and represents 0.3% of Limited Partners' Capital.

(E)	Represents equity/residual investments for which estimated effective yields are applied.

(F)	Rate shown is the 7-day effective yield as of September 30, 2025.

(G)	Investment in affiliated security.

Various inputs are used in determining the fair value of investments. For more information on valuation inputs and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.